Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Goodwill

Goodwill
(EUR’000)
Cost:
At January 1, 2016	3,495
Additions	—

December 31, 2016	3,495
Additions	—
December 31, 2017	3,495

Accumulated impairment:
At January 1, 2016	—
Impairment charge	—

At December 31, 2016	—
Impairment charge	—
At December 31, 2017	—

Carrying amount:
At December 31, 2017	3,495

At December 31, 2016	3,495